Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM – AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class IA shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB shares.

As such, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each Portfolio are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee:: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each Portfolio are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Balanced Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Balanced Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%		0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%
Other Expenses	0.21%		0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.58%		0.58%
Total Annual Portfolio Operating Expenses	1.14%		1.14%
Fee Waiver and/or Expense Reimbursement †	–0.09%	–	0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%		1.05%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$353	$619	$1,378
Class IB Shares	$107	$353	$619	$1,378

AXA Conservative Growth Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Growth Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%		0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%
Other Expenses	0.23%		0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.57%		0.57%
Total Annual Portfolio Operating Expenses	1.15%		1.15%
Fee Waiver and/or Expense Reimbursement †	–0.15%	–	0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%		1.00%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$350	$618	$1,384
Class IB Shares	$102	$350	$618	$1,384

AXA Conservative Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%		0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%
Other Expenses	0.27%		0.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.53%		0.53%
Total Annual Portfolio Operating Expenses	1.15%		1.15%
Fee Waiver and/or Expense Reimbursement †	–0.20%	–	0.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%		0.95%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$346	$614	$1,380
Class IB Shares	$97	$346	$614	$1,380

AXA Growth Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Growth Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%		0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%
Other Expenses	0.20%		0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.63%		0.63%
Total Annual Portfolio Operating Expenses	1.18%		1.18%
Fee Waiver and/or Expense Reimbursement †	–0.08%	–	0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%		1.10%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA FMG at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$112	$367	$642	$1,427
Class IB Shares	$112	$367	$642	$1,427

AXA Moderate Growth Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Growth Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.61%	0.61%
Total Annual Portfolio Operating Expenses	1.14%	1.14%
Fee Waiver and/or Expense Reimbursement†	–0.04%	–0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$112	$358	$624	$1,383
Class IB Shares	$112	$358	$624	$1,383

******

AXA Balanced Strategy Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,378
AXA Balanced Strategy Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,378
AXA Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Balanced Strategy Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Balanced Strategy Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%		0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%
Other Expenses	0.21%		0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.58%		0.58%
Total Annual Portfolio Operating Expenses	1.14%		1.14%
Fee Waiver and/or Expense Reimbursement †	–0.09%	–	0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%		1.05%

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$353	$619	$1,378
Class IB Shares	$107	$353	$619	$1,378

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.